Revenue from contracts with customers - Disaggregation of revenue from contract with customers (Details) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 GBP (£) component segment	Dec. 31, 2019 GBP (£)
Revenue from contracts with customers
Number of material segments | segment			1
Number of main components of revenue | component			3
Revenue from contracts with customers	£ 172,850	£ 168,455	£ 281,822	£ 303,826
Commercial
Revenue from contracts with customers
Revenue from contracts with customers	62,612	70,660	122,314	151,055
Sponsorship
Revenue from contracts with customers
Revenue from contracts with customers	37,780	45,147	74,286	98,777
Retail, merchandising, apparel & product licensing
Revenue from contracts with customers
Revenue from contracts with customers	24,832	25,513	48,028	52,278
Broadcasting
Revenue from contracts with customers
Revenue from contracts with customers	108,704	64,697	156,302	97,573
Domestic competitions
Revenue from contracts with customers
Revenue from contracts with customers	51,706	50,440	87,989	78,327
European competitions
Revenue from contracts with customers
Revenue from contracts with customers	55,421	11,935	65,054	14,949
Other
Revenue from contracts with customers
Revenue from contracts with customers	1,577	2,322	3,259	4,297
Matchday
Revenue from contracts with customers
Revenue from contracts with customers	£ 1,534	£ 33,098	£ 3,206	£ 55,198